Impairment test on Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Impairment test on Property, plant and equipment
Impairment test on Property, plant and equipment

Note 37     Impairment test on Property, plant and equipment

The management of the Group considers as cash-generating unit (“CGU”) each of the blocks or group of blocks in which the Group has working or economic interests. The blocks with no material investment on property, plant and equipment or with operations that are not linked to oil and gas prices were not subject to the impairment test.

During 2022, a new tax reform approved in Colombia (see Note 16) negatively impacted the expected cash flows for the following years. Additionally, a revision of the estimation of the total proved and probable reserves in the CPO-5 Block (Colombia) at year-end evidenced a decline as compared to the prior year estimation. Management considered these to be impairment indicators for the CPO-5 and the Platanillo Blocks and the Group carried out an impairment review of these CGUs. No impairment indicators were noted in the other CGUs.

The main assumptions taken into account for the impairment tests were:

-	The future oil prices have been calculated taking into consideration the oil price curves available in the market, provided by international advisory companies, and weighted through internal estimations in accordance with price curves used by D&M.
-	Three oil price scenarios were projected and weighted in order to minimize misleading estimations: low-price, middle-price and high-price (see below table “Oil price scenarios”).
-	The table “Oil price scenarios” was based on Brent future price estimations; the Group adjusted this market price on its model valuation to reflect the effective price applicable in each location (see Note 3 “Price risk”).
-	The model valuation was based on the expected cash flow approach.
-	The revenues were calculated linking price curves with levels of production according to certified reserves.
-	The levels of production have been linked to certified risked P1, P2 and P3 reserves case by case (see Note 4).
-	Production and structure costs were estimated considering internal historical data according to GeoPark’s own records and aligned to the 2023 approved budget.
-	The capital expenditures were estimated considering the drilling campaign necessary to develop the certified reserves.
-	The assets subject to impairment test are the ones classified as Oil and Gas properties, Production facilities and machinery and Construction in progress.
-	The carrying amount subject to impairment test includes mineral interest, if any.
-	The income tax charges have considered future changes in the applicable income tax rates (see Note 16).

Table Oil price scenarios (a):

	Amounts in US$ per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2023	83.22	92.47	101.71	93.39
2024	60.57	67.30	74.03	67.97
2025	62.02	68.91	75.80	69.60
2026	63.51	70.57	77.62	71.27
Over 2027	65.03	72.26	79.49	72.98
(a)	The percentages indicated between brackets represent the Group estimation regarding each price scenario.

As a consequence of the evaluation, the following amounts of impairment loss were (recognized) reversed:

Amounts in US$‘000	2022	2021	2020
Chile (a)	—	(17,641)	(81,967)
Brazil (b)	—	—	(1,717)
Argentina (c)	—	13,307	(16,205)
Peru (d)	—	—	(33,975)
	—	(4,334)	(133,864)
(a)	Recognition of impairment loss in the Fell Block due to the decline in the proved reserves estimation in 2021 and the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production in 2020.
(b)	Recognition of impairment loss in the REC-T-128 Block due to the fair value less cost to sale determined in the context of the farm-out process described in Note 36.2.2.
(c)	Reversal of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2021 due to the known market price of the blocks in the context of the transaction described in Note 36.3.1. Recognition of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production, which also led to reduced estimates of the quantities of hydrocarbons recoverable.
(d)	Recognition of impairment loss in the Morona Block due to the situation described in Note 36.4.1.

With regard to the assessment of value in use for the identified CGUs subject to impairment indicators, Management believes that there are no reasonably possible changes in any of the above key assumptions that would cause the carrying value of the CGUs to materially exceed its recoverable amount.